Business Combination - Schedule of Purchase Consideration (Parentheticals) (Details) - iDoc - $ / shares		9 Months Ended	12 Months Ended
	Jun. 24, 2024	Sep. 30, 2025	Dec. 31, 2024
Business Combination
Number of shares of common stock issued to seller (in Shares)	4,950,000	0	0
Share price per share (in Dollars per share)	$ 12.11
Common stock issuable upon conversion (in Shares)	150,000
One of the lenders under A&R Loan Conversion SPAs [Member]
Business Combination
Share price per share (in Dollars per share)	$ 12.11
Number of shares of common stock issued upon conversion of debt (in Shares)	292,500
Lenders under A&R Loan Conversion SPAs [Member]
Business Combination
Number of shares of common stock issued to seller (in Shares)	300,000
Share price per share (in Dollars per share)	$ 12.11
Number of shares of common stock issued upon conversion of debt (in Shares)	300,000
Series A Preferred Stock [Member]
Business Combination
Number of shares of common stock issued to seller (in Shares)	150,000
Common stock issuable upon conversion (in Shares)	300